Share-Based Compensation - 2014 Restricted Shares plan (Detail) - 2014 Restricted Share Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Aug. 31, 2019
Number of shares
Outstanding at the beginning of the year	6,527,504	30,652,305	29,825,089
Granted		6,820,900	14,009,660
Forfeited		(7,159,989)	(8,327,544)
Exercised	(1,001,674)	(4,950,497)	(4,854,900)
Outstanding Modified					(5,525,830)	(18,835,215)
Outstanding at the end of the year	0	6,527,504	30,652,305	29,825,089
Vested and expected to vest at end of year	0
Exercisable	0
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 0.34	$ 0.22	$ 0.33
Granted (in dollars per share)		0.03	0.08
Forfeited (in dollars per share)		0.13	0.32
Exercised (in dollars per share)	0.34	0.10	0.34
Outstanding at the end of the year Modified (in dollars per share)					$ 0.34	$ 0.17
Outstanding at the end of the year (in dollars per share)	0	0.34	0.22	$ 0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	1.50	1.15	1.22
Granted (in dollars per share)		0.60	1.00
Forfeited (in dollars per share)		0.81	1.12
Exercised (in dollars per share)	1.91	1.08	1.16
Outstanding at end of year Modified (in dollars per share)					$ 1.42	$ 0.98
Outstanding at end of year (in dollars per share)	$ 0	$ 1.50	$ 1.15	$ 1.22
Weighted Average Remaining Contractual Term
Outstanding		4 years 3 months 21 days	5 years 3 months 21 days	6 years 3 months 21 days
Aggregate Intrinsic Value
Outstanding at the end of the year		$ 150	$ 11,835	$ 26,064
Unvested at beginning of year	16,448,965	0	0
Number of ordinary shares, Vested	(12,272,973)	(2,164,800)
Number of ordinary shares, Forfeited	(6,061,820)	(221,450)
Unvested Modified					5,525,830	18,835,215
Unvested at end of year	3,640,002	16,448,965	0	0
Unvested at beginning of year (in dollars per share)	$ 0.92	$ 0	$ 0
Vested (in dollars per share)	1.32	1.31
Forfeited (in dollars per share)	0.77	1.36
Unvested at end of year Modified (in dollars per share)					$ 1.62	$ 0.97
Unvested at end of year (in dollars per share)	$ 0.88	$ 0.92	$ 0	$ 0
Restricted shares with an option feature
Aggregate Intrinsic Value
Expected dividend yield		0.00%	0.00%
Expected exercise multiple		2.2	2.2
Restricted shares with an option feature | Minimum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)		$ 0.36	$ 0.85
Risk-free interest rates, minimum		1.70%	3.49%
Expected volatility range, minimum		57.10%	55.50%
Fair value per option granted (US$)		$ 0.36	$ 0.66
Restricted shares with an option feature | Maximum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)		$ 0.68	$ 1.29
Risk-free interest rates, maximum		3.25%	3.59%
Expected volatility range, maximum		62.90%	57.00%
Fair value per option granted (US$)		$ 0.68	$ 1.23